PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) as of October 31, 2022
Description	Shares	Value
Long-Term Investments 99.9%
Common Stocks
Aerospace & Defense 0.3%
Maxar Technologies, Inc.	18,100	$404,354
V2X, Inc.*	18,700	766,513
		1,170,867
Air Freight & Logistics 0.0%
Air Transport Services Group, Inc.*	7,700	224,840
Airlines 0.5%
SkyWest, Inc.*	131,468	2,324,354
Auto Components 1.5%
Dana, Inc.	109,300	1,744,428
Goodyear Tire & Rubber Co. (The)*	294,800	3,743,960
Motorcar Parts of America, Inc.*(a)	20,200	383,800
Patrick Industries, Inc.	22,000	1,005,620
		6,877,808
Banks 22.2%
1st Source Corp.	3,800	221,008
Ameris Bancorp	57,400	2,956,674
Associated Banc-Corp.	126,600	3,082,710
Atlantic Union Bankshares Corp.	71,800	2,479,972
Banc of California, Inc.	29,500	492,060
BankUnited, Inc.	73,900	2,656,705
Berkshire Hills Bancorp, Inc.(a)	32,600	953,550
Brookline Bancorp, Inc.	73,500	1,010,625
Byline Bancorp, Inc.	42,200	975,664
Cadence Bank	39,800	1,100,470
Cathay General Bancorp(a)	36,000	1,641,600
Civista Bancshares, Inc.	3,600	85,320
CNB Financial Corp.	33,999	864,255
Columbia Banking System, Inc.(a)	67,100	2,245,837
Community Trust Bancorp, Inc.	49,566	2,343,976
ConnectOne Bancorp, Inc.	70,800	1,773,540
CrossFirst Bankshares, Inc.*	4,700	65,377
Customers Bancorp, Inc.*	37,500	1,263,375
Dime Community Bancshares, Inc.	19,300	666,429
Eagle Bancorp, Inc.	30,800	1,394,624
Enterprise Financial Services Corp.	22,000	1,176,340
Financial Institutions, Inc.	79,227	1,887,979

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
First Bancorp	15,100	$673,007
First Bancshares, Inc. (The)	7,800	255,372
First Busey Corp.	57,200	1,510,652
First Commonwealth Financial Corp.	80,000	1,147,200
First Financial Bancorp	115,151	3,001,987
First Financial Corp.	31,059	1,506,051
First Foundation, Inc.	50,600	807,576
First Merchants Corp.	41,700	1,872,330
First of Long Island Corp. (The)	5,400	94,932
Flushing Financial Corp.	35,100	691,470
Fulton Financial Corp.	164,900	3,006,127
Great Southern Bancorp, Inc.	7,563	468,755
Hancock Whitney Corp.(a)	56,900	3,179,003
Hanmi Financial Corp.	45,078	1,207,189
HarborOne Bancorp, Inc.	16,100	245,203
Heartland Financial USA, Inc.(a)	57,204	2,821,301
Heritage Financial Corp.	4,200	141,498
Hilltop Holdings, Inc.(a)	74,303	2,151,072
HomeStreet, Inc.	21,400	555,544
HomeTrust Bancshares, Inc.	1,900	45,657
Hope Bancorp, Inc.	176,416	2,393,965
Horizon Bancorp, Inc.	38,931	580,461
Independent Bank Corp.	3,800	87,894
Independent Bank Group, Inc.(a)	20,800	1,312,272
Lakeland Bancorp, Inc.	106,527	1,986,728
Midland States Bancorp, Inc.	31,400	880,456
MidWestOne Financial Group, Inc.	5,062	170,083
Northwest Bancshares, Inc.(a)	56,400	849,384
OceanFirst Financial Corp.	54,600	1,232,868
OFG Bancorp (Puerto Rico)	37,000	1,031,560
Old National Bancorp	181,043	3,541,201
Pacific Premier Bancorp, Inc.(a)	68,500	2,494,085
Peapack-Gladstone Financial Corp.	57,179	2,262,573
Premier Financial Corp.	62,482	1,802,606
QCR Holdings, Inc.	11,000	557,810
RBB Bancorp	2,000	45,020
Renasant Corp.	33,900	1,368,543
S&T Bancorp, Inc.	20,863	788,830
Sandy Spring Bancorp, Inc.	44,300	1,569,992
Simmons First National Corp. (Class A Stock)(a)	104,900	2,503,963
SouthState Corp.	19,685	1,780,115
Towne Bank	54,200	1,785,348

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
United Bankshares, Inc.(a)	49,600	$2,100,560
Univest Financial Corp.	29,200	821,688
Valley National Bancorp	290,100	3,443,487
Veritex Holdings, Inc.	34,100	1,076,878
Washington Federal, Inc.(a)	52,100	2,016,270
WesBanco, Inc.	62,648	2,533,485
		99,738,141
Beverages 0.2%
Molson Coors Beverage Co. (Class B Stock)	19,500	983,385
Biotechnology 1.9%
Emergent BioSolutions, Inc.*	123,500	2,576,210
iTeos Therapeutics, Inc.*	120,200	2,341,496
Vanda Pharmaceuticals, Inc.*	128,500	1,345,395
Vir Biotechnology, Inc.*	103,900	2,283,722
		8,546,823
Building Products 0.3%
American Woodmark Corp.*	14,700	666,645
Resideo Technologies, Inc.*	31,000	732,220
		1,398,865
Capital Markets 0.4%
Oppenheimer Holdings, Inc. (Class A Stock)(a)	50,800	1,748,536
Chemicals 2.2%
Huntsman Corp.	17,500	468,300
Intrepid Potash, Inc.*(a)	41,400	1,873,350
Koppers Holdings, Inc.	18,100	451,776
Mativ Holdings, Inc.(a)	60,300	1,431,522
Minerals Technologies, Inc.(a)	37,000	2,035,370
Trinseo PLC(a)	75,700	1,424,674
Tronox Holdings PLC (Class A Stock)	185,600	2,227,200
		9,912,192
Commercial Services & Supplies 2.3%
ACCO Brands Corp.	372,441	1,713,229

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Commercial Services & Supplies (cont’d.)
BrightView Holdings, Inc.*	202,200	$1,803,624
CoreCivic, Inc.*	231,900	2,427,993
Deluxe Corp.	8,700	159,906
GEO Group, Inc. (The)*	316,600	2,678,436
Harsco Corp.*	105,600	558,624
Matthews International Corp. (Class A Stock)	35,900	964,992
		10,306,804
Communications Equipment 0.2%
NetScout Systems, Inc.*	12,600	452,592
Viasat, Inc.*	6,300	258,048
		710,640
Construction & Engineering 0.6%
Northwest Pipe Co.*	31,200	1,060,488
Primoris Services Corp.	65,000	1,312,350
Tutor Perini Corp.*	31,500	233,730
		2,606,568
Consumer Finance 3.4%
Bread Financial Holdings, Inc.	58,300	2,105,213
Encore Capital Group, Inc.*(a)	41,391	2,107,629
Enova International, Inc.*	60,200	2,256,898
Green Dot Corp. (Class A Stock)*	46,700	888,701
LendingClub Corp.*	84,500	899,080
Navient Corp.	184,900	2,799,386
Nelnet, Inc. (Class A Stock)	31,453	2,802,148
PRA Group, Inc.*	45,600	1,527,600
		15,386,655
Diversified Consumer Services 1.8%
Adtalem Global Education, Inc.*(a)	36,400	1,517,880
American Public Education, Inc.*	15,100	193,431
Graham Holdings Co. (Class B Stock)	2,800	1,746,836
Perdoceo Education Corp.*	217,400	2,484,882
Strategic Education, Inc.(a)	28,000	1,932,000
		7,875,029

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Diversified Financial Services 0.8%
Banco Latinoamericano de Comercio Exterior SA (Panama) (Class E Stock)	50,700	$795,483
Jackson Financial, Inc. (Class A Stock)(a)	75,300	2,888,508
		3,683,991
Diversified Telecommunication Services 1.4%
EchoStar Corp. (Class A Stock)*(a)	132,200	2,494,614
Frontier Communications Parent, Inc.*(a)	43,300	1,014,086
Liberty Latin America Ltd. (Chile) (Class A Stock)*	155,600	1,210,568
Liberty Latin America Ltd. (Chile) (Class C Stock)*	201,000	1,565,790
		6,285,058
Electric Utilities 0.0%
ALLETE, Inc.	3,500	196,945
Electronic Equipment, Instruments & Components 1.8%
Coherent Corp.*	2,100	70,581
Kimball Electronics, Inc.*	41,100	849,537
Knowles Corp.*	162,400	2,233,000
ScanSource, Inc.*	40,500	1,254,690
TTM Technologies, Inc.*	194,800	2,982,388
Vishay Intertechnology, Inc.	31,800	664,938
		8,055,134
Energy Equipment & Services 0.5%
Bristow Group, Inc.*	30,800	922,152
Helmerich & Payne, Inc.	3,900	193,089
National Energy Services Reunited Corp.*	126,400	955,584
		2,070,825
Equity Real Estate Investment Trusts (REITs) 11.2%
Acadia Realty Trust	75,400	1,053,338
Apple Hospitality REIT, Inc.	65,900	1,128,208
Braemar Hotels & Resorts, Inc.	75,300	371,229
Brandywine Realty Trust	300,300	1,969,968
Broadstone Net Lease, Inc.(a)	100,000	1,714,000
City Office REIT, Inc.	113,800	1,208,556
Cousins Properties, Inc.(a)	45,300	1,076,328

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
CTO Realty Growth, Inc.(a)	97,683	$1,963,428
DiamondRock Hospitality Co.	10,600	99,004
Diversified Healthcare Trust	200,900	273,224
Empire State Realty Trust, Inc. (Class A Stock)(a)	242,600	1,787,962
EPR Properties	27,800	1,073,080
Franklin Street Properties Corp.	555,200	1,598,976
Global Medical REIT, Inc.	43,800	400,332
Global Net Lease, Inc.	209,200	2,562,700
Hersha Hospitality Trust (Class A Stock)	23,800	217,770
Highwoods Properties, Inc.	35,600	1,004,988
Hudson Pacific Properties, Inc.	90,600	1,000,224
Independence Realty Trust, Inc.	8,700	145,812
Industrial Logistics Properties Trust	182,600	854,568
iStar, Inc.	167,100	1,751,208
Kilroy Realty Corp.	21,300	910,362
Kite Realty Group Trust	190,600	3,743,384
Macerich Co. (The)(a)	287,094	3,195,356
Necessity Retail REIT, Inc. (The)	198,800	1,359,792
Office Properties Income Trust	139,218	2,130,036
Paramount Group, Inc.	367,100	2,375,137
Piedmont Office Realty Trust, Inc. (Class A Stock)	226,100	2,362,745
RLJ Lodging Trust	47,800	581,726
RPT Realty	118,500	1,102,050
Sabra Health Care REIT, Inc.	246,000	3,360,360
Service Properties Trust(a)	228,900	1,856,379
SL Green Realty Corp.(a)	26,655	1,057,670
Summit Hotel Properties, Inc.	79,900	690,336
Veris Residential, Inc.*	39,300	622,119
Vornado Realty Trust(a)	46,400	1,094,576
Whitestone REIT	64,400	606,004
Xenia Hotels & Resorts, Inc.	5,200	88,816
		50,391,751
Food & Staples Retailing 1.1%
Ingles Markets, Inc. (Class A Stock)(a)	14,205	1,340,526
United Natural Foods, Inc.*(a)	58,000	2,459,780
Village Super Market, Inc. (Class A Stock)	52,500	1,167,600
		4,967,906

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Food Products 1.0%
Fresh Del Monte Produce, Inc.	52,800	$1,377,024
Seaboard Corp.	200	749,276
Seneca Foods Corp. (Class A Stock)*	35,900	2,265,649
		4,391,949
Health Care Equipment & Supplies 1.1%
Avanos Medical, Inc.*	110,500	2,447,575
Bioventus, Inc. (Class A Stock)*	49,300	401,302
Cue Health, Inc.*(a)	110,300	437,891
Enovis Corp.*	4,466	220,844
QuidelOrtho Corp.*(a)	14,600	1,311,372
		4,818,984
Health Care Providers & Services 1.6%
AdaptHealth Corp.*	51,500	1,174,200
Fulgent Genetics, Inc.*	63,700	2,524,431
National HealthCare Corp.	24,500	1,492,540
OPKO Health, Inc.*(a)	157,800	299,820
Owens & Minor, Inc.	3,700	62,900
PetIQ, Inc.*	35,700	293,454
Universal Health Services, Inc. (Class B Stock)	11,600	1,344,092
		7,191,437
Health Care Technology 0.9%
Allscripts Healthcare Solutions, Inc.*	101,500	1,492,050
Multiplan Corp.*(a)	836,100	2,399,607
		3,891,657
Hotels, Restaurants & Leisure 0.3%
Biglari Holdings, Inc. (Class B Stock)*	7,680	1,059,456
El Pollo Loco Holdings, Inc.	34,800	349,392
		1,408,848
Household Durables 3.0%
Beazer Homes USA, Inc.*	103,800	1,173,978
Century Communities, Inc.	21,800	970,318
Green Brick Partners, Inc.*	63,500	1,468,755
KB Home	24,100	694,562

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Household Durables (cont’d.)
La-Z-Boy, Inc.	17,200	$426,044
M/I Homes, Inc.*	14,400	597,456
MDC Holdings, Inc.	25,100	764,546
Meritage Homes Corp.*	15,300	1,165,248
Taylor Morrison Home Corp.*(a)	126,800	3,339,912
Tri Pointe Homes, Inc.*(a)	171,700	2,875,975
		13,476,794
Insurance 2.8%
American Equity Investment Life Holding Co.	70,600	3,041,448
CNO Financial Group, Inc.	155,700	3,434,742
Employers Holdings, Inc.	41,298	1,801,006
Genworth Financial, Inc. (Class A Stock)*	107,400	501,558
National Western Life Group, Inc. (Class A Stock)	12,200	2,415,844
Stewart Information Services Corp.	25,400	989,584
United Fire Group, Inc.	6,300	170,730
		12,354,912
IT Services 0.4%
Conduent, Inc.*	158,500	653,020
DXC Technology Co.*	35,000	1,006,250
		1,659,270
Leisure Products 0.4%
Topgolf Callaway Brands Corp.*(a)	14,200	265,824
Vista Outdoor, Inc.*(a)	55,700	1,617,528
		1,883,352
Machinery 1.0%
Altra Industrial Motion Corp.	39,400	2,369,516
Barnes Group, Inc.	10,500	371,385
Gates Industrial Corp. PLC*	100,100	1,116,115
Manitowoc Co., Inc. (The)*	73,000	665,760
		4,522,776
Marine 2.2%
Costamare, Inc. (Monaco)(a)	208,400	1,967,296
Eagle Bulk Shipping, Inc.(a)	52,200	2,525,436

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Marine (cont’d.)
Genco Shipping & Trading Ltd.(a)	160,800	$2,154,720
Golden Ocean Group Ltd. (Norway)(a)	249,200	2,075,836
Matson, Inc.	17,100	1,258,218
		9,981,506
Media 1.7%
Advantage Solutions, Inc.*	124,200	419,796
AMC Networks, Inc. (Class A Stock)*	2,000	45,020
DISH Network Corp. (Class A Stock)*(a)	68,900	1,027,299
EW Scripps Co. (The) (Class A Stock)*(a)	175,100	2,484,669
Gannett Co., Inc.*	25,700	37,265
Gray Television, Inc.	150,800	2,133,820
Magnite, Inc.*	133,800	975,402
Scholastic Corp.	13,500	514,890
		7,638,161
Metals & Mining 2.5%
Arconic Corp.*	3,500	72,660
Commercial Metals Co.	2,100	95,550
Ryerson Holding Corp.	23,600	791,780
Schnitzer Steel Industries, Inc. (Class A Stock)(a)	65,300	1,762,447
SSR Mining, Inc. (Canada)	77,800	1,073,640
SunCoke Energy, Inc.	250,100	1,815,726
TimkenSteel Corp.*(a)	122,900	2,143,376
United States Steel Corp.(a)	55,600	1,132,016
Warrior Met Coal, Inc.	59,400	2,206,116
		11,093,311
Mortgage Real Estate Investment Trusts (REITs) 5.0%
AFC Gamma, Inc.	20,000	342,600
Apollo Commercial Real Estate Finance, Inc.(a)	234,283	2,638,026
Arbor Realty Trust, Inc.(a)	131,500	1,810,755
Ares Commercial Real Estate Corp.	84,300	1,040,262
ARMOUR Residential REIT, Inc.	138,800	738,416
Blackstone Mortgage Trust, Inc. (Class A Stock)(a)	139,800	3,489,408
BrightSpire Capital, Inc.	55,200	423,936
Broadmark Realty Capital, Inc.(a)	143,400	834,588
Chicago Atlantic Real Estate Finance, Inc.	2,900	42,978
Chimera Investment Corp.	245,200	1,655,100

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Mortgage Real Estate Investment Trusts (REITs) (cont’d.)
Claros Mortgage Trust, Inc.(a)	40,100	$641,600
Dynex Capital, Inc.	85,535	1,021,288
Ellington Financial, Inc.(a)	94,300	1,261,734
Granite Point Mortgage Trust, Inc.	87,600	688,536
Invesco Mortgage Capital, Inc.	68,300	799,793
KKR Real Estate Finance Trust, Inc.(a)	81,800	1,424,956
Ladder Capital Corp.	24,300	259,281
Nexpoint Real Estate Finance, Inc.	2,800	49,196
Orchid Island Capital, Inc.	39,900	401,793
Ready Capital Corp.(a)	118,972	1,441,941
Redwood Trust, Inc.	41,100	293,043
TPG RE Finance Trust, Inc.	44,900	380,303
Two Harbors Investment Corp.	244,200	869,352
		22,548,885
Multi-Utilities 0.1%
NorthWestern Corp.	4,800	253,584
Oil, Gas & Consumable Fuels 4.0%
Alto Ingredients, Inc.*	109,600	452,648
Berry Corp.	188,800	1,674,656
Callon Petroleum Co.*	38,700	1,701,252
Civitas Resources, Inc.	50,600	3,537,446
CNX Resources Corp.*(a)	137,000	2,302,970
Dorian LPG Ltd.	107,600	1,944,332
Earthstone Energy, Inc. (Class A Stock)*(a)	82,400	1,331,584
HF Sinclair Corp.	1,600	97,872
Murphy Oil Corp.	11,000	533,610
Permian Resources Corp.*(a)	233,400	2,280,318
REX American Resources Corp.*	25,900	776,741
SFL Corp. Ltd. (Norway)	71,100	725,220
World Fuel Services Corp.	20,600	525,094
		17,883,743
Paper & Forest Products 0.6%
Clearwater Paper Corp.*	64,600	2,873,408

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Pharmaceuticals 0.4%
Amneal Pharmaceuticals, Inc.*	243,600	$535,920
Atea Pharmaceuticals, Inc.*(a)	246,200	1,477,200
		2,013,120
Professional Services 0.3%
Kelly Services, Inc. (Class A Stock)	90,400	1,477,136
Real Estate Management & Development 1.1%
Anywhere Real Estate, Inc.*(a)	259,900	1,931,057
Forestar Group, Inc.*	105,200	1,218,216
RE/MAX Holdings, Inc. (Class A Stock)	84,100	1,636,586
Stratus Properties, Inc.	2,400	70,944
		4,856,803
Road & Rail 0.9%
Covenant Logistics Group, Inc.	73,900	2,796,376
Knight-Swift Transportation Holdings, Inc.	22,800	1,095,084
		3,891,460
Semiconductors & Semiconductor Equipment 0.7%
Alpha & Omega Semiconductor Ltd.*(a)	49,700	1,627,675
Photronics, Inc.*(a)	93,600	1,518,192
		3,145,867
Software 0.5%
Adeia, Inc.	109,000	1,218,620
Cleanspark, Inc.*	23,800	82,824
Ebix, Inc.(a)	57,100	1,130,009
		2,431,453
Specialty Retail 5.1%
Aaron’s Co., Inc. (The)	141,400	1,473,388
Big 5 Sporting Goods Corp.(a)	101,300	1,305,757
Cato Corp. (The) (Class A Stock)	44,700	532,377
Conn’s, Inc.*(a)	156,200	1,282,402
Container Store Group, Inc. (The)*	213,000	1,156,590
Foot Locker, Inc.(a)	94,100	2,982,970
Genesco, Inc.*	26,300	1,237,152

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Specialty Retail (cont’d.)
Group 1 Automotive, Inc.(a)	10,100	$1,747,300
MarineMax, Inc.*	56,800	1,835,208
ODP Corp. (The)*	77,580	3,069,840
OneWater Marine, Inc. (Class A Stock)*	1,400	46,200
TravelCenters of America, Inc.*	45,100	2,867,458
Urban Outfitters, Inc.*(a)	97,300	2,321,578
Zumiez, Inc.*	38,700	868,041
		22,726,261
Technology Hardware, Storage & Peripherals 0.3%
Xerox Holdings Corp.	97,300	1,423,499
Textiles, Apparel & Luxury Goods 0.4%
G-III Apparel Group Ltd.*	86,300	1,682,850
Thrifts & Mortgage Finance 4.5%
Enact Holdings, Inc.	40,900	1,048,676
Essent Group Ltd.(a)	98,500	3,898,630
Mr. Cooper Group, Inc.*	55,800	2,203,542
NMI Holdings, Inc. (Class A Stock)*	86,700	1,901,331
Northfield Bancorp, Inc.	34,300	550,172
PennyMac Financial Services, Inc.(a)	54,915	2,928,068
Provident Financial Services, Inc.	125,720	2,818,642
Radian Group, Inc.	173,366	3,618,149
TrustCo Bank Corp.	22,900	854,628
Waterstone Financial, Inc.	26,000	441,480
		20,263,318
Tobacco 0.2%
Universal Corp.	16,000	809,760
Trading Companies & Distributors 1.0%
Air Lease Corp.	3,000	105,870
BlueLinx Holdings, Inc.*	3,700	260,702
Textainer Group Holdings Ltd. (China)(a)	94,400	2,824,448
Titan Machinery, Inc.*	22,700	780,426
Triton International Ltd. (Bermuda)	7,000	424,830
		4,396,276

PGIM Quant Solutions Small-Cap Value Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Wireless Telecommunication Services 1.3%
Telephone & Data Systems, Inc.	185,700	$3,156,900
United States Cellular Corp.*	83,400	2,599,578
		5,756,478

Total Long-Term Investments (cost $431,646,582)		448,209,975

Short-Term Investments 22.3%
Affiliated Mutual Fund 22.2%
PGIM Institutional Money Market Fund (cost $99,497,410; includes $99,253,255 of cash collateral for securities on loan)(b)(we)	99,626,143	99,536,480
Unaffiliated Fund 0.1%
Dreyfus Government Cash Management (Institutional Shares) (cost $687,046)	687,046	687,046

Total Short-Term Investments (cost $100,184,456)		100,223,526

TOTAL INVESTMENTS 122.2% (cost $531,831,038)		548,433,501
Liabilities in excess of other assets (22.2)%		(99,718,289)

Net Assets 100.0%		$448,715,212

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $97,206,447; cash collateral of $99,253,255 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).